OTHER INCOME AND EXPENSE - Other income - Sale of fixed income investments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Profit on sale of investment	$ 197,458